UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 28,2002
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	May 10, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	9

Form 13F Information Table Value Total:	$ 98,341 (in 1000's)


List of Other Included Managers:  NONE




FORM 13F INFORMATION TABLE








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COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8












 Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS
Investment
Other
Voting Authority
Price




Discretion
Managers



Disney Walt CO
COM
254687106
2620
113500
Sole
None
113,500

23.08
General Elec Co
COM
369604103
6603
176314
Sole
None
176,314

37.45
Goldman Sachs Group INC
COM
38141G104
7077
78412
Sole
None
78,412

90.25
Intel Corp
COM
458140100
13226
434920
Sole
None
434,920

30.41
JDS Uniphase Corp
COM
46612J101
122
20700
Sole
None
20,700

5.89
J P Morgan Chase & Co
COM
46625H100
1820
51063
Sole
None
51,063

35.65
Merck & Co
COM
589331107
8336
144777
Sole
None
144,777

57.58
Microsoft Corp
COM
594918104
12609
209062
Sole
None
209,062

60.31
Pfizer Inc
COM
717081103
8369
210599
Sole
None
210,599

39.74
Schwab (Charles) Corp
COM
808513105
8005
611561
Sole
None
611,561

13.09
Tyco Intl LTD New
COM
902124106
1267
39214
Sole
None
39,214

32.32
Weyerhaeuser Co
COM
962166104
28287
450000
Sole
None
450,000

62.86